Income Taxes - Net Operating Loss Carryforwards And Tax Credits (Details) $ in Thousands	Dec. 31, 2024 USD ($)
U.S. federal
Income Taxes
Net operating losses, not subject to expiration	$ 84,664
Net operating losses, subject to expiration	16,520
Tax credits	16,026
U.S. states
Income Taxes
Net operating losses, subject to expiration	4,683
Tax credits	$ 5,289